7 INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized intangible assets	$ 12,513,206	$ 10,074,546	$ 3,279,263
Accumulated amortization	667,296	1,309,842	164,750
Total intangible assets	$ 11,845,910	$ 8,764,704	$ 3,114,513